Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOW FROM OPERTING ACTIVIITES
Net income					$ (49,656,004)		$ (713,263)
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation expense					11,129
Impairment expense - goodwill					22,203,422
Impairment expense – digital assets					34,570
(Gain) on sale of digital assets					47,875
Advertising expense paid for by digital assets					133,660
Sales commission received in digital assets					8,400
Amortization of debt discounts					(838,941)		(2,042)
Warrants granted for services					3,789,864
Stock-based compensation – common and preferred stock grants					6,268,562
Obligation to issues common shares for services rendered					676,408
Forgiveness of PPP loan					(66,117)
Bad debt					88,693
Settlement					1,870,000
Beneficial conversion feature on convertible note payable					3,300,000
Changes in assets and liabilities
Accounts receivable					(77,332)
Intangible assets – digital currency					114,650
Prepaid expenses and other current assets					50,248		5,050
Increase (decrease) in amounts due related parties					(11,547)		(157,357)
Accounts payable and accrued expenses					1,054,048		17,311
Total adjustments
Net cash provided by (used in) operating activities					(9,608,212)		(856,317)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets					(367,576)
Cash received in purchase of Tickeri					127,377
Cash received in purchase of Monster Creative					3,017
Net cash used in investing activities					(237,182)
CASH FLOWS FROM FINANCING ACTIVITES
Proceeds from sales of membership interests of HUMBL, LLC					10,000		1,307,441
Proceeds from sales of warrants and country rights option							1,000,000
Redemption of Series B Preferred Stock					(215)
Proceeds from the exercise of warrants					4,000,000
Proceeds from notes payable							40,000
Payments of notes payable					(40,557)
Repayment of amount due to seller					51,600
Proceeds from convertible notes payable					6,700,000		225,000
Proceeds from issuance of common stock for cash					1,000,000
Net cash (used in) provided by financing activities					11,617,628		2,572,441
NET (DECREASE) INCREASE IN CASH					1,772,234		1,716,124
CASH - BEGINNING OF PERIOD	1,720,979		1,720,979	4,855	1,720,979		4,855
CASH - END OF PERIOD					3,493,213	1,720,979	1,720,979	4,855
CASH PAID DURING THE PERIOD FOR:
Interest expense					3,760		3,750
Income taxes					800		800
SUMMARY OF NONCASH ACTIVITIES:
Effect of reverse merger							10,062
Cancellation of common stock							250
Reclassification of deferred revenue related to warrant purchase					43,243
Conversion of common stock into preferred stock					796
Conversion of preferred stock into common stock					794
Recognition of discounts at inception of convertible notes payable					2,055,219		85,939
Tickeri Inc [Member]
CASH FLOW FROM OPERTING ACTIVIITES
Net income	(23,007)	(37,673)				(194,530)
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Shares issued to founders for services		468				468
Changes in assets and liabilities
Accounts receivable	3,207	(10,025)				(16,320)
Prepaid expenses and other current assets	108	(43)				(214)
Accounts payable and accrued expenses	12,830	22,273				36,992
Total adjustments	16,145	12,673				20,926
Net cash provided by (used in) operating activities	(6,862)	(25,000)				(173,604)
CASH FLOWS FROM FINANCING ACTIVITES
Contribution of equity from shareholders		25,000				25,000
Proceeds from notes payable						192,123
Net cash (used in) provided by financing activities		25,000				217,123
NET (DECREASE) INCREASE IN CASH	(6,862)					43,519
CASH - BEGINNING OF PERIOD	43,519		43,519		43,519
CASH - END OF PERIOD	36,657					43,519	43,519
CASH PAID DURING THE PERIOD FOR:
Interest expense
Income taxes
SUMMARY OF MONSTER CREATIVE ACQUISITION:
Accounts receivable					23,587
Goodwill					20,086,664
Accounts payable and accrued expenses					(87,071)
PPP loan					(557)
Notes payable issued					(10,000,000)
Common shares issued					(10,000,000)
Net cash received in acquisition of Monster Creative					(127,377)
Tickeri Inc Membe [Member]
SUMMARY OF MONSTER CREATIVE ACQUISITION:
EIDL loan					(150,000)
Monster Creative LLC [Member]
CASH FLOW FROM OPERTING ACTIVIITES
Net income			(783,821)	381,109			144,786	428,856
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation expense
Impairment expense - goodwill
Impairment expense – digital assets
(Gain) on sale of digital assets
Advertising expense paid for by digital assets
Sales commission received in digital assets
Warrants granted for services
Stock-based compensation – common and preferred stock grants
Bad debt
Settlement
Beneficial conversion feature on convertible note payable
Changes in assets and liabilities
Accounts receivable			(87,570)	(382,890)			297,207	(493,890)
Prepaid expenses and other current assets			50,445				22,200
Accounts payable and accrued expenses			90,125	7,596			(18,153)	26,682
Total adjustments			228,140	390,486			301,254	(467,208)
Net cash provided by (used in) operating activities			(555,681)	771,595			446,040	(38,352)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITES
Member distributions			(118,159)	(200,962)			(126,741)
Proceeds from notes payable				66,117			66,117
Proceeds from notes payable - related parties			(492,762)	(179,360)			(447,501)	1,270,056
Net cash (used in) provided by financing activities			(610,921)	(314,205)			(508,125)	1,270,056
NET (DECREASE) INCREASE IN CASH			(1,166,602)	457,390			(62,085)	1,231,704
CASH - BEGINNING OF PERIOD	$ 1,169,619		1,169,619	1,231,704	1,169,619		1,231,704
CASH - END OF PERIOD			3,017	1,689,094		$ 1,169,619	1,169,619	1,231,704
CASH PAID DURING THE PERIOD FOR:
Interest expense			18,707	29,150			49,977	60,128
Income taxes
SUMMARY OF MONSTER CREATIVE ACQUISITION:
Accounts receivable					379,012
Goodwill					8,648,104
Accounts payable and accrued expenses					(98,754)
PPP loan					(66,117)
Notes payable issued					(500,000)
Net cash received in acquisition of Monster Creative					(3,017)
Due to seller					(379,012)
Notes payable - officers					(486,250)
Convertible notes issued					$ (7,500,000)